Schedule of Investments July 31, 2022 (Unaudited))

V-Shares US Leadership Diversity ETF

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 10.8%
Alphabet, Inc. - Class A (a)	240	$27,994
Alphabet, Inc. - Class C (a)	260	30,243
AT&T, Inc.	319	5,991
Cinemark Holdings, Inc. (a)	4	73
Comcast Corp. - Class A	202	7,579
Electronic Arts, Inc.	13	1,706
iHeartMedia, Inc. - Class A (a)	5	37
Live Nation Entertainment, Inc. (a)	7	658
Match Group, Inc. (a)	12	880
MediaAlpha, Inc. (a)	1	12
Meta Platforms, Inc. (a)	102	16,228
New York Times Co.	7	224
Omnicom Group, Inc.	10	698
Paramount Global	26	615
Pinterest, Inc. - Class A (a)	26	506
Playtika Holding Corp. (a)	6	74
Take-Two Interactive Software, Inc. (a)	6	796
TEGNA, Inc.	10	209
T-Mobile US, Inc. (a)	29	4,149
Twitter, Inc. (a)	32	1,332
Verizon Communications, Inc.	189	8,730
Walt Disney Co. (a)	82	8,700
Warner Bros Discovery, Inc. (a)	83	1,245
World Wrestling Entertainment, Inc. - Class A	2	139
		118,818
Consumer Discretionary - 6.4%
2U, Inc. (a)	4	39
Academy Sports & Outdoors, Inc.	3	129
Acushnet Holdings Corp.	1	49
Adtalem Global Education, Inc. (a)	2	80
Airbnb, Inc. (a)	15	1,665
AutoZone, Inc. (a)	1	2,137
Bath & Body Works, Inc.	11	391
Bed Bath & Beyond, Inc. (a)	3	15
Best Buy Co, Inc.	9	693
Burlington Stores, Inc. (a)	3	423
Callaway Golf Co. (a)	6	138
Chewy, Inc. - Class A (a)	4	155
Choice Hotels International, Inc.	2	242
Cracker Barrel Old Country Store, Inc.	2	190
Deckers Outdoor Corp. (a)	2	626
Denny's Corp. (a)	2	19
Dick's Sporting Goods, Inc.	2	187
eBay, Inc.	26	1,264
EVgo, Inc. - Class A (a)	4	36
Expedia Group, Inc. - Class A (a)	6	636
Fisker, Inc. - Class A (a)	7	67
Floor & Decor Holdings, Inc. (a)	4	322
Foot Locker, Inc.	4	114
Gap Inc.	12	116
General Motors Co. (a)	60	2,176
G-III Apparel Group Ltd. (a)	1	22
Goodyear Tire & Rubber (a)	13	160
H&R Block, Inc.	8	320
Hanesbrands, Inc.	16	179
Home Depot Inc.	46	13,843
Kohl's Corp.	6	175
Lear Corp.	2	302
Leggett & Platt, Inc.	6	238
Leslie's, Inc. (a)	7	106
Levi Strauss & Co. - Class A	4	76
Lowe's Cos, Inc.	30	5,746
Macy's, Inc.	13	230
Marriott International, Inc. (a)	12	1,906
Mattel, Inc. (a)	16	371
McDonald's Corp.	33	8,691
MGM Resorts International	17	556
Newell Brands, Inc.	18	364
NIKE, Inc. - Class B	57	6,550
Nordstrom, Inc. (a)	5	118
ODP Corp. (a)	2	73
Papa John's International, Inc.	1	96
Peloton Interactive, Inc. (a)	13	123
Petco Health & Wellness Co., Inc. - Class A (a)	4	56
Planet Fitness, Inc. - Class A (a)	4	315
Playa Hotels & Resorts NV (a)	5	34
PowerSchool Holdings, Inc. (a)	1	14
QuantumScape Corp. (a)	9	97
Shake Shack, Inc. - Class A (a)	2	103
Starbucks Corp.	52	4,409
Steven Madden Ltd.	4	127
Stitch Fix, Inc. - Class A (a)	4	24
Stride, Inc. (a)	2	89
Tapestry, Inc.	12	404
Target Corp.	21	3,431
Terminix Global Holdings, Inc. (a)	6	268
TJX Cos, Inc.	50	3,058
Tractor Supply Co.	5	957
Ulta Beauty, Inc. (a)	2	778
Under Armour, Inc. - Class A (a)	8	74
Under Armour, Inc. - Class C (a)	10	83
Whirlpool Corp.	2	346
Williams-Sonoma, Inc.	4	578
Wingstop, Inc.	2	252
WW International, Inc. (a)	2	13
Yum China Holdings, Inc.	19	926
Yum! Brands, Inc.	13	1,593
		70,183
Consumer Staples - 6.3%
Altria Group, Inc.	80	3,509
Archer-Daniels-Midland Co.	25	2,069
Beyond Meat, Inc. (a)	2	64
Bunge Ltd.	6	554
Campbell Soup Co.	10	494
Casey's General Stores, Inc.	2	405
Clorox Co.	6	851
Coca-Cola Co.	174	11,166
Conagra Brands, Inc.	22	753
Constellation Brands, Inc. - Class A	7	1,724
Coty, Inc. (a)	16	117
Edgewell Personal Care Co.	2	80
e.l.f. Beauty, Inc. (a)	2	67
Energizer Holdings, Inc.	4	118
Estee Lauder Cos Inc. - Class A	10	2,731
Fresh Del Monte Produce, Inc. - ADR	2	59
General Mills, Inc.	27	2,019
Hormel Foods Corp.	13	641
Ingredion, Inc.	3	273
Kellogg Co.	11	813
Kimberly-Clark Corp.	16	2,109
Kraft Heinz Co/The	30	1,105
Kroger Co.	30	1,393
McCormick & Co. Inc.	11	961
Molson Coors Beverage Co.	8	478
Nu Skin Enterprises, Inc.	2	87
PepsiCo Inc.	62	10,848
Philip Morris International, Inc.	68	6,606
PriceSmart, Inc.	2	133
Procter & Gamble Co.	106	14,724
Tyson Foods, Inc. - Class A	13	1,144
United Natural Foods, Inc. (a)	2	85
Walgreens Boots Alliance, Inc.	28	1,109
		69,289
Energy - 2.4%
California Resources Corp.	4	179
ChampionX Corp. (a)	10	209
Chevron Corp.	86	14,085
ConocoPhillips	59	5,748
Marathon Petroleum Corp.	25	2,292
Schlumberger NV (b)	63	2,333
Valero Energy Corp.	19	2,105
		26,951
Financials - 8.8%
Aflac, Inc.	26	1,490
Allstate Corp.	13	1,521
American Equity Investment Life Holding Co.	4	150
American Express Co.	26	4,004
Associated Banc-Corp.	6	121
Assurant, Inc.	2	351
Assured Guaranty Ltd. - ADR	3	175
Bank of America Corp.	316	10,684
Bank of Hawaii Corp.	2	160
Bank of New York Mellon Corp.	33	1,434
BankUnited, Inc.	4	155
Banner Corp.	1	62
BlackRock, Inc.	7	4,684
Brighthouse Financial, Inc. (a)	4	174
Cadence Bank	8	209
Capital One Financial Corp.	18	1,977
Cathay General Bancorp	4	167
Cboe Global Markets, Inc.	5	617
Charles Schwab Corp.	69	4,764
Citigroup, Inc.	87	4,515
Columbia Banking System, Inc.	4	121
Comerica, Inc.	6	467
CVB Financial Corp.	6	160
Discover Financial Services	13	1,313
East West Bancorp, Inc.	6	431
Eastern Bankshares, Inc.	8	163
Employers Holdings, Inc.	2	79
Encore Capital Group, Inc. (a)	1	72
FactSet Research Systems, Inc.	1	430
Fifth Third Bancorp	31	1,058
First Bancorp- ADR	9	136
First Hawaiian, Inc.	6	153
First Horizon Corp.	23	514
First Republic Bank/CA	7	1,139
Focus Financial Partners, Inc. (a)	2	81
Franklin Resources, Inc.	13	357
Fulton Financial Corp.	8	133
Goldman Sachs Group Inc.	15	5,001
Hartford Financial Services Group Inc.	15	967
Hope Bancorp, Inc.	6	90
Huntington Bancshares Inc.	64	850
Independent Bank Corp.	2	168
Intercontinental Exchange, Inc.	25	2,550
Kemper Corp.	2	94
KeyCorp	42	769
Lemonade, Inc. (a)	1	19
Lincoln National Corp.	7	359
Markel Corp. (a)	1	1,297
Marsh & McLennan Cos, Inc.	23	3,771
MetLife, Inc.	27	1,708
Morgan Stanley	62	5,227
Morningstar, Inc.	1	255
MSCI, Inc.	4	1,925
Nasdaq, Inc.	5	904
Northern Trust Corp.	9	898
OFG Bancorp	2	55
Old National Bancorp	13	226
Pacific Premier Bancorp, Inc.	4	135
PNC Financial Services Group, Inc.	19	3,153
Popular, Inc. - ADR	4	311
PRA Group, Inc. (a)	2	80
Primerica, Inc.	2	257
Principal Financial Group, Inc.	12	803
ProAssurance Corp.	2	44
PROG Holdings, Inc. (a)	2	37
Prudential Financial, Inc.	15	1,500
Raymond James Financial, Inc.	8	788
Regions Financial Corp.	42	890
Reinsurance Group of America, Inc.	2	232
SiriusPoint Ltd. (a)	3	13
State Street Corp.	16	1,137
Synchrony Financial	23	770
Synovus Financial Corp.	6	242
T Rowe Price Group, Inc.	10	1,235
Triumph Bancorp, Inc. (a)	1	73
Truist Financial Corp.	60	3,028
Umpqua Holdings Corp.	10	176
Unum Group	7	225
Upstart Holdings, Inc. (a)	3	73
U.S. Bancorp	60	2,832
Washington Federal, Inc.	3	102
Webster Financial Corp.	7	325
Wells Fargo & Co.	171	7,502
Zions Bancorporation	7	382
		97,699
Health Care - 16.7%
10X Genomics, Inc. - Class A (a)	4	161
AbbVie, Inc.	80	11,481
Accolade, Inc. (a)	2	19
Agilent Technologies, Inc.	14	1,877
Align Technology, Inc. (a)	4	1,124
Allogene Therapeutics, Inc. (a)	4	52
Alnylam Pharmaceuticals, Inc. (a)	6	852
AMN Healthcare Services, Inc. (a)	2	225
Amphastar Pharmaceuticals, Inc. (a)	1	37
Anthem, Inc.	11	5,248
Apollo Medical Holdings, Inc. (a)	1	53
Arcutis Biotherapeutics, Inc. (a)	2	49
Avantor, Inc. (a)	24	697
Baxter International, Inc.	23	1,349
Biogen, Inc. (a)	6	1,290
Boston Scientific Corp. (a)	64	2,627
Bridgebio Pharma, Inc. (a)	4	35
Bristol-Myers Squibb Co.	96	7,083
Cardinal Health, Inc.	13	774
CareDx, Inc. (a)	2	48
Centene Corp. (a)	25	2,324
Cerevel Therapeutics Holdings, Inc. (a)	2	53
Cigna Corp.	15	4,130
Community Health Systems, Inc. (a)	6	18
CVS Health Corp.	59	5,645
Danaher Corp.	30	8,744
DaVita, Inc. (a)	3	253
Denali Therapeutics, Inc. (a)	3	102
DENTSPLY SIRONA, Inc.	9	325
Edwards Lifesciences Corp. (a)	27	2,715
Elanco Animal Health, Inc. (a)	20	405
Eli Lilly & Co.	38	12,528
Enovis Corp. (a)	2	119
Envista Holdings Corp. (a)	8	325
Fate Therapeutics, Inc. (a)	4	122
FibroGen, Inc. (a)	3	38
Gilead Sciences, Inc.	56	3,346
Global Blood Therapeutics, Inc. (a)	2	65
Guardant Health, Inc. (a)	4	201
Halozyme Therapeutics, Inc. (a)	6	293
Henry Schein, Inc. (a)	6	473
Hims & Hers Health, Inc. - Class A (a)	5	31
ICU Medical, Inc. (a)	1	177
IDEXX Laboratories, Inc. (a)	3	1,198
Illumina, Inc. (a)	7	1,517
ImmunityBio, Inc. (a)	4	16
Intuitive Surgical, Inc. (a)	16	3,683
IQVIA Holdings, Inc. (a)	8	1,922
iRhythm Technologies, Inc. (a)	1	155
Johnson & Johnson	117	20,419
Laboratory Corp.of America Holdings (a)	4	1,049
Legend Biotech Corp. - ADR (a)	6	283
McKesson Corp.	6	2,049
MEDNAX, Inc. (a)	3	68
Merck & Co. Inc.	113	10,095
Mirati Therapeutics, Inc. (a)	2	129
Myovant Sciences Ltd. - ADR (a)	2	26
Myriad Genetics, Inc. (a)	4	106
Oak Street Health, Inc. (a)	6	174
Penumbra, Inc. (a)	2	279
Pfizer, Inc.	254	12,830
Regeneron Pharmaceuticals, Inc. (a)	4	2,327
Relay Therapeutics, Inc. (a)	3	57
ResMed, Inc.	6	1,443
Seer, Inc. (a)	2	18
Stryker Corp.	15	3,221
Teladoc Health, Inc. (a)	6	221
Tenet Healthcare Corp. (a)	4	264
Thermo Fisher Scientific, Inc.	17	10,173
United Therapeutics Corp. (a)	2	462
UnitedHealth Group, Inc.	42	22,778
Vertex Pharmaceuticals, Inc. (a)	12	3,365
Vir Biotechnology, Inc. (a)	4	111
Waters Corp. (a)	2	728
Xencor, Inc. (a)	2	57
Zimmer Biomet Holdings, Inc.	10	1,104
Zoetis, Inc.	22	4,016
		183,856
Industrials - 6.4%
3M Co.	26	3,724
A O Smith Corp.	5	316
ABM Industries, Inc.	3	135
AGCO Corp.	2	218
Alaska Air Group, Inc. (a)	6	266
American Airlines Group, Inc. (a)	29	398
Apogee Enterprises, Inc.	2	83
Arcosa, Inc.	2	103
ASGN, Inc. (a)	2	208
Atlas Air Worldwide Holdings, Inc. (a)	2	151
Axon Enterprise, Inc. (a)	4	441
AZEK Co Inc/The (a)	5	103
Barnes Group, Inc.	2	68
Boeing Co. (a)	27	4,301
Booz Allen Hamilton Holding Corp.	6	576
Chart Industries, Inc. (a)	2	390
Cummins, Inc.	6	1,328
Deere & Co.	13	4,461
Eaton Corp. PLC - ADR	18	2,671
Evoqua Water Technologies Corp. (a)	5	191
FedEx Corp.	11	2,564
Fluence Energy, Inc. (a)	1	14
Fortive Corp.	16	1,031
Fortune Brands Home & Security, Inc.	5	348
Forward Air Corp.	2	210
FTI Consulting, Inc. (a)	2	327
FuelCell Energy, Inc. (a)	16	57
General Electric Co.	48	3,548
Granite Construction, Inc.	2	60
Greenbrier Cos, Inc.	1	32
Griffon Corp.	2	60
Hillenbrand, Inc.	3	139
Honeywell International, Inc.	30	5,774
Jacobs Engineering Group, Inc.	6	824
JetBlue Airways Corp. (a)	15	126
Joby Aviation, Inc. (a)	11	61
KBR, Inc.	6	319
Kelly Services, Inc.	1	22
Kennametal, Inc.	4	107
Korn Ferry	2	131
Landstar System, Inc.	1	157
Lincoln Electric Holdings, Inc.	2	283
Lyft, Inc. - Class A (a)	12	166
Matson, Inc.	2	183
Maxar Technologies, Inc.	3	82
Meritor, Inc. (a)	3	109
Montrose Environmental Group, Inc. (a)	1	40
Nielsen Holdings PLC - ADR	16	383
Norfolk Southern Corp.	11	2,763
Northrop Grumman Corp.	6	2,873
nVent Electric PLC - ADR	8	283
Otis Worldwide Corp.	19	1,485
Owens Corning	4	371
Pentair PLC - ADR	8	391
Regal Rexnord Corp.	4	537
Republic Services, Inc.	9	1,248
Ryder System, Inc.	2	157
Saia, Inc. (a)	2	476
Stanley Black & Decker, Inc.	8	779
Toro Co.	4	344
Trane Technologies PLC - ADR	11	1,617
TriNet Group, Inc. (a)	2	165
Trinity Industries, Inc.	4	104
TrueBlue, Inc. (a)	2	43
Uber Technologies, Inc. (a)	80	1,876
Union Pacific Corp.	27	6,137
United Parcel Service, Inc. - Class B	33	6,431
United Rentals, Inc. (a)	3	968
Waste Management, Inc.	19	3,127
WW Grainger, Inc.	2	1,087
		70,551
Information Technology - 35.8% #
8x8, Inc. (a)	6	29
Accenture PLC - Class A - ADR	30	9,188
ACI Worldwide, Inc. (a)	6	171
ACM Research, Inc. (a)	1	17
Adobe, Inc. (a)	21	8,612
Advanced Micro Devices, Inc. (a)	72	6,802
Affirm Holdings, Inc. (a)	8	215
Akamai Technologies, Inc. (a)	8	770
Ambarella, Inc. (a)	1	87
Amkor Technology, Inc.	3	60
Analog Devices, Inc.	24	4,127
ANSYS, Inc. (a)	4	1,116
Apple, Inc.	671	109,044
Applied Materials, Inc.	40	4,239
Arista Networks, Inc. (a)	10	1,166
Atlassian Corp. PLC - Class A - ADR (a)	6	1,256
Automatic Data Processing, Inc.	19	4,581
Avalara, Inc. (a)	4	350
Avnet, Inc.	4	191
Axcelis Technologies, Inc. (a)	2	141
Black Knight, Inc. (a)	7	460
Blackline, Inc. (a)	2	126
Broadcom, Inc.	18	9,639
Broadridge Financial Solutions, Inc. - ADR	6	963
Cadence Design Systems, Inc. (a)	12	2,233
CDW Corp.	6	1,089
Cerence, Inc. (a)	1	28
Cisco Systems Inc.	171	7,758
Cognex Corp.	8	408
Cognizant Technology Solutions Corp.	24	1,631
CommVault Systems, Inc. (a)	2	112
Corning, Inc.	35	1,287
Corsair Gaming, Inc. (a)	1	14
CSG Systems International, Inc.	2	130
Diodes, Inc. (a)	2	163
DocuSign, Inc. (a)	9	576
Dolby Laboratories, Inc.	2	155
Dropbox, Inc. (a)	12	273
DXC Technology Co. (a)	11	348
Elastic NV (a)	3	240
Envestnet, Inc. (a)	2	117
Evo Payments, Inc. (a)	2	55
ExlService Holdings, Inc. (a)	2	337
F5, Inc. (a)	2	335
Fastly, Inc. (a)	4	45
Fiserv, Inc. (a)	26	2,748
Flex Ltd. - ADR (a)	21	353
Fortinet, Inc. (a)	30	1,789
Genpact Ltd. - ADR	8	385
Global Payments, Inc.	13	1,590
Guidewire Software, Inc. (a)	4	311
Hewlett Packard Enterprise Co.	59	840
HP, Inc.	48	1,603
HubSpot, Inc. (a)	2	616
II-VI, Inc. (a)	4	211
Insight Enterprises, Inc. (a)	2	187
Intel Corp.	184	6,681
Intuit, Inc.	12	5,474
Jamf Holding Corp. (a)	2	49
Juniper Networks, Inc.	15	420
Keysight Technologies, Inc. (a)	8	1,301
KLA Corp.	7	2,685
Lam Research Corp.	6	3,003
Littelfuse, Inc.	1	279
LiveRamp Holdings, Inc. (a)	3	80
Mastercard, Inc. - Class A	39	13,798
Micron Technology, Inc.	50	3,093
Microsoft Corp.	332	93,206
MKS Instruments, Inc.	2	236
Momentive Global, Inc. (a)	5	43
NetApp, Inc.	10	713
NETGEAR, Inc. (a)	2	52
NortonLifeLock, Inc.	26	638
NVIDIA Corp.	126	22,885
PagerDuty, Inc. (a)	4	104
Palo Alto Networks, Inc. (a)	4	1,996
Plantronics, Inc. (a)	2	80
Power Integrations, Inc.	2	170
Progress Software Corp.	2	94
QUALCOMM, Inc.	51	7,398
Rambus, Inc. (a)	4	101
Rapid7, Inc. (a)	2	128
Seagate Technology Holdings PLC	9	720
Semtech Corp. (a)	3	187
ServiceNow, Inc. (a)	9	4,020
Silicon Laboratories, Inc. (a)	1	147
Splunk, Inc. (a)	8	831
Super Micro Computer, Inc. (a)	1	54
Synaptics, Inc. (a)	2	290
Synopsys, Inc. (a)	7	2,572
TD SYNNEX Corp.	2	201
TE Connectivity Ltd. - ADR	15	2,006
Teledyne Technologies, Inc. (a)	2	783
Tenable Holdings, Inc. (a)	4	155
Teradata Corp. (a)	5	191
Texas Instruments, Inc.	42	7,513
Unisys Corp. (a)	3	41
Unity Software, Inc. (a)	8	299
Viasat, Inc. (a)	4	132
Visa, Inc. - Class A	74	15,696
Western Digital Corp. (a)	14	687
Western Union Co.	18	306
WEX, Inc. (a)	2	332
WM Technology, Inc. - Class A (a)	2	7
Workday, Inc. - Class A (a)	8	1,241
Xerox Holdings Corp.	5	86
Zendesk, Inc. (a)	6	452
Zuora, Inc. - Class A (a)	6	51
		395,024
Materials - 1.9%
Air Products and Chemicals, Inc.	9	2,234
Albemarle Corp.	6	1,466
Amcor Plc	67	868
Amyris, Inc. (a)	9	16
AptarGroup, Inc.	3	323
Avery Dennison Corp.	3	571
Ball Corp.	15	1,101
CF Industries Holdings, Inc.	9	859
Cleveland-Cliffs, Inc. (a)	22	390
Dow, Inc.	33	1,756
International Flavors & Fragrances, Inc.	11	1,365
International Paper Co.	17	727
Livent Corp. (a)	8	199
Martin Marietta Materials, Inc.	2	704
Newmont Corp.	36	1,630
Nucor Corp.	12	1,630
PPG Industries, Inc.	11	1,422
Reliance Steel & Aluminum Co.	2	381
Sealed Air Corp.	6	367
Sherwin-Williams Co.	11	2,661
		20,670
Real Estate - 2.2%
Alexander & Baldwin, Inc. - REIT	4	80
American Tower Corp. - REIT	20	5,417
Apartment Income REIT Corp. - REIT	7	317
Broadstone Net Lease, Inc. - REIT	8	181
Camden Property Trust - REIT	4	564
CBRE Group, Inc. - Class A (a)	15	1,284
Crown Castle International Corp. - REIT	20	3,613
Cushman & Wakefield Plc (a)	7	118
DigitalBridge Group, Inc. - Class A - REIT (a)	24	132
Douglas Emmett, Inc. - REIT	7	165
Equity Residential - REIT	17	1,333
GEO Group Inc. - REIT (a)	6	40
Hudson Pacific Properties, Inc. - REIT	6	90
Jones Lang LaSalle, Inc. (a)	2	381
Marcus & Millichap, Inc.	1	41
Prologis, Inc. - REIT	33	4,374
Public Storage - REIT	7	2,285
Realogy Holdings Corp. (a)	6	60
Realty Income Corp. - REIT	26	1,924
Retail Opportunity Investments Corp. - REIT	5	87
RLJ Lodging Trust - REIT	8	100
Ryman Hospitality Properties, Inc. - REIT (a)	2	177
Tanger Factory Outlet Centers, Inc. - REIT	4	65
Veris Residential, Inc. - REIT (a)	4	56
Vornado Realty Trust - REIT	7	213
Welltower, Inc. - REIT	20	1,727
Xenia Hotels & Resorts, Inc. - REIT (a)	5	82
		24,906
Utilities - 2.0%
AES Corp.	30	667
Ameren Corp.	12	1,118
American Electric Power Co. Inc.	22	2,168
CenterPoint Energy, Inc.	28	887
CMS Energy Corp.	13	894
Consolidated Edison, Inc.	16	1,588
Edison International	18	1,220
Eversource Energy	16	1,412
Exelon Corp.	44	2,046
Hawaiian Electric Industries, Inc.	3	127
NiSource, Inc.	18	547
NRG Energy, Inc.	11	415
PG&E Corp. (a)	91	988
Portland General Electric Co.	4	205
PPL Corp.	33	960
Public Service Enterprise Group, Inc.	23	1,510
Sempra Energy	14	2,321
Southwest Gas Holdings, Inc.	2	174
WEC Energy Group, Inc.	14	1,453
Xcel Energy, Inc.	23	1,683
		22,383

Total Common Stocks		1,100,330
(Cost $1,214,266)

SHORT-TERM INVESTMENT - 0.2%
First American Government Obligations, Class X, 1.70% (b)
Total Short-Term Investment
(Cost $2,005)	2,005	2,005

Total Investments - 99.9%
(Cost $1,216,271)		1,102,335
Other Assets and Liabilites, Net - 0.1%		869
Total Net Assets - 100.0%		$1,103,204

ADR -	American Depositary Receipt.
PLC -	Public Limited Company.
REIT -	Real Estate Investment Trust.
#
As of July 31, 2022, the Fund had a significant portion of its assets invested in the Information Technology sector. Companies in this sector are subject to risks such as litigation, intellectual property issues, competition, government regulation, product approval or rejection and product obsolescence.

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day effective yield as of July 31, 2022.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,100,330	$-	$-	$1,100,330
Short-Term Investment	2,005	-	-	2,005
Total Investments in Securities	$1,102,335	$-	$-	$1,102,335

Refer to Schedule of Investments for further information on the classification of investments.